Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-36897
Entity Registrant Name	FirstService Corporation
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1255 Bay Street, Suite 600
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5R 2A9
City Area Code	416
Local Phone Number	960-9566
Title of 12(b) Security	Common Shares
Trading Symbol	FSV
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding (in shares)	45,722,486
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	271
Entity Central Index Key	0001637810
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	126 Prospect Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	868-5000
Contact Personnel Name	Mr. Santino Ferrante, Ferrante & Associates